Going Concern Uncertainty (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern Uncertainty
Net loss	$ 659	$ 37,269
Accumulated deficit	659	37,928		$ 659
Cash	0	$ 0		$ 0
HZO, Inc. and Subsidiaries
Going Concern Uncertainty
Substantial Doubt about Going Concern, within One Year [true false]		true		true
Net loss		$ 25,338,282	$ 6,376,713	$ 15,628,206	$ 22,091,427
Net cash used in operating activities		2,126,893	$ 2,956,379	10,103,423	11,638,341
Accumulated deficit	307,930,194	333,268,476		307,930,194	292,301,988
Cash	$ 4,572,687	$ 4,614,895		$ 4,572,687	$ 478,626